Payments, by Project - 12 months ended Nov. 30, 2025 - USD ($)	Fees	Total Payments
Total	$ 1,377,000	$ 1,377,000
Donlin Gold LLC [Member]
Total	1,375,000	1,375,000
Closure Site [Member]
Total	$ 2,000	$ 2,000